Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Property, Plant and Equipment
Schedule of property, plant and equipment

	September 30,	March 31,
Description and Estimated Useful Lives	2014	2014
	(in thousands)
Natural gas liquids terminal assets (2–30 years)	$127,258	$75,141
Refined products and renewables terminal assets and equipment (20 years)	419,411	—
Retail propane equipment (2–30 years)	167,825	160,758
Vehicles and railcars (3–25 years)	172,799	152,676
Water treatment facilities and equipment (3–30 years)	209,644	180,985
Crude oil tanks and related equipment (2–40 years)	145,287	106,125
Barges and towboats (5–40 years)	56,094	52,217
Information technology equipment (3–7 years)	30,519	20,768
Buildings and leasehold improvements (3–40 years)	77,415	60,004
Land	88,350	30,241
Tank bottoms	17,679	13,403
Other (3–30 years)	16,770	6,341
Construction in progress	57,319	80,251
	1,586,370	938,910
Less: Accumulated depreciation	(153,057)	(109,564)
Net property, plant and equipment	$1,433,313	$829,346

	March 31,
		2013
Description and Estimated Useful Lives	2014	(Note 2)
	(in thousands)
Natural gas liquids terminal assets (2—30 years)	$75,141	$63,637
Retail propane equipment (2—30 years)	160,758	152,802
Vehicles (3—25 years)	152,676	88,173
Water treatment facilities and equipment (3—30 years)	180,985	91,944
Crude oil tanks and related equipment (2—40 years)	106,125	22,577
Barges and towboats (5—40 years)	52,217	25,963
Information technology equipment (3—7 years)	20,768	12,169
Buildings and leasehold improvements (3—40 years)	60,004	48,975
Land	30,241	21,815
Linefill and tank bottoms	13,403	—
Other (5—30 years)	6,341	16,104
Construction in progress	80,251	32,405
	938,910	576,564
Less: Accumulated depreciation	(109,564)	(50,127)
Net property, plant and equipment	$829,346	$526,437